Commitments	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingency
Note 13 — Commitment and contingency
Operating lease commitments
The Company leases two main office spaces through May 9, 2020. Rental expense charged to operations under operating leases in the six months ended March 31, 2018 and 2017 amounted to $32,621 and $19,590, respectively.
Future minimum lease obligations for operating leases with initial terms in excess of one year at March 31, 2018 are as follows:

Twelve months ending March 31:
2018	$99,915
2019	84,918
2020	5,016
Total	$189,849

Note 13 — Commitments

Operating lease commitments

The Company leases two main office spaces through May 9, 2020. Rental expense charged to operations under operating leases in the years ended September 30, 2017 and 2016 amounted to $31,773 and $8,232, respectively.

Future minimum lease obligations for operating leases with initial terms in excess of one year at September 30, 2017 are as follows:

Years ended September 30,
2018	$90,795
2019	93,408
2020	35,652
Total	$219,855